Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Credit Risk Exposure

	12/31/2019			12/31/2018
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,073,430	336,803	1,410,233	1,027,193	303,535	1,330,728
At Amortized Cost	755,773	254,871	1,010,644	756,993	237,766	994,759
Interbank deposits	10,620	23,963	34,583	6,239	20,181	26,420
Securities purchased under agreements to resell	197,157	1,271	198,428	279,353	783	280,136
Securities	114,046	19,073	133,119	90,234	20,161	110,395
Loan operations and lease operations	386,206	199,585	585,791	345,501	190,590	536,091
Other financial assets	75,968	18,784	94,752	61,875	13,215	75,090
(-) Provision for Expected Loss	(28,224)	(7,805)	(36,029)	(26,209)	(7,164)	(33,373)
At Fair Value Through Other Comprehensive Income	35,990	40,670	76,660	9,089	40,234	49,323
Securities	35,990	40,670	76,660	9,089	40,234	49,323
At Fair Value Through Profit or Loss	281,667	41,262	322,929	261,111	25,535	286,646
Securities	271,470	9,605	281,075	252,819	10,361	263,180
Derivatives	10,197	31,657	41,854	8,292	15,174	23,466
Financial liabilities - provision for expected loss	3,581	559	4,140	3,355	437	3,792
Loan Commitments	2,909	394	3,303	2,289	312	2,601
Financial Guarantees	672	165	837	1,066	125	1,191
Off balance sheet	338,262	48,893	387,155	300,522	49,173	349,695
Financial Guarantees	52,663	14,057	66,720	53,443	12,662	66,105
Letters of credit to be released	15,013	0	15,013	10,747	—	10,747
Loan commitments	270,586	34,836	305,422	236,332	36,511	272,843
Mortgage loans	5,536	0	5,536	3,403	—	3,403
Overdraft accounts	124,449	0	124,449	110,454	—	110,454
Credit cards	138,014	2,823	140,837	120,862	2,961	123,823
Other pre-approved limits	2,587	32,013	34,600	1,613	33,550	35,163

Total	1,408,111	385,137	1,793,248	1,324,360	352,271	1,676,631

Summary of Maximum Exposure of Financial Assets Segregated by Business Sector
Loans and Financial Lease Operations

	12/31/2019%		12/31/2018%
Industry and commerce	129,998	22.2	115,225	21.5
Services	126,718	21.6	119,487	22.3
Other sectors	26,693	4.6	29,388	5.5
Individuals	302,382	51.6	271,991	50.7

Total	585,791	100.0	536,091	100.0

Other financial assets
(*)

	12/31/2019%		12/31/2018%
Public sector	562,485	73.5	580,392	77.1
Services	59,193	7.7	62,383	8.3
Other sectors	45,744	6.0	28,649	3.8
Financial	98,297	12.8	81,496	10.8

Total	765,719	100.0	752,920	100.0

(*)
Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan Operations and Lease Operations Portfolio and Other Financial Assets.

Summary of Breakdown of Indicators of Credit Quality
Operations and lease operations

12/31/2019
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total
Individuals	199,907	197,717	861	398,485	19,070	6,437	0	25,507	21,513	763	0	22,276	240,490	204,917	861	446,268
Corporate	95,823	17,233	45,866	158,922	956	16	200	1,172	8,523	102	3,422	12,047	105,302	17,351	49,488	172,141
Micro/Small and medium companies	73,347	49,485	3,671	126,503	7,180	2,384	38	9,602	5,693	190	44	5,927	86,220	52,059	3,753	142,032
Foreign loans - Latin America	132,812	29,842	12,087	174,741	14,714	1,166	424	16,304	6,253	87	107	6,447	153,779	31,095	12,618	197,492

Total	501,889	294,277	62,485	858,651	41,920	10,003	662	52,585	41,982	1,142	3,573	46,697	585,791	305,422	66,720	957,933

%	58.5%	34.3%	7.2%	100.0%	79.7%	19.0%	1.3%	100.0%	89.9%	2.4%	7.7%	100.0%	61.1%	31.9%	7.0%	100.0%

	12/31/2018
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total
Individuals	177,488	174,666	1,014	353,168	17,029	6,784	—	23,813	18,047	687	—	18,734	212,564	182,137	1,014	395,715
Corporate	90,716	16,054	45,361	152,131	2,222	83	1,681	3,986	9,705	143	4,148	13,996	102,643	16,280	51,190	170,113
Micro/Small and medium companies	57,099	40,105	2,472	99,676	5,875	1,834	69	7,778	5,838	185	94	6,117	68,812	42,124	2,635	113,571
Foreign loans - Latin America	134,323	29,090	10,842	174,255	11,768	2,969	395	15,132	5,981	243	29	6,253	152,072	32,302	11,266	195,640

Total	459,626	259,915	59,689	779,230	36,894	11,670	2,145	50,709	39,571	1,258	4,271	45,100	536,091	272,843	66,105	875,039

%	59.0%	33.3%	7.7%	100.0%	72.8%	23.0%	4.2%	100.0%	87.7%	2.8%	9.5%	100.0%	61.3%	31.1%	7.6%	100.0%

Summary of Internal Rating

Internal Rating	12/31/2019				12/31/2018
	Stage 1	Stage 2	Stage 3	Total loans	Stage 1	Stage 2	Stage 3	Total loans
Lower Risk	420,936	4,204	0	425,140	385,846	4,536	—	390,382
Satisfactory	80,106	17,871	0	97,977	72,921	19,723	—	92,644
Higher Risk	847	19,845	0	20,692	859	12,635	—	13,494
Credit-Impaired	0	0	41,982	41,982	—	—	39,571	39,571

Total	501,889	41,920	41,982	585,791	459,626	36,894	39,571	536,091

%	85.6	7.2	7.2	100.0	85.7	6.9	7.4	100.0

Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk
Other financial assets

	12/31/2019
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	8,267	8,322	8,062	0	0	955	205
Government securities	366,998	364,078	366,998	0	0	0	0
Brazilian government	327,681	324,637	327,681	0	0	0	0
Other countries	39,317	39,405	39,317	0	0	0	0
Argentina	318	349	318	0	0	0	0
United States	2,977	2,979	2,977	0	0	0	0
Mexico	7,820	7,820	7,820	0	0	0	0
Italy	329	328	329	0	0	0	0
Spain	4,984	4,984	4,984	0	0	0	0
Korea	3,427	3,427	3,427	0	0	0	0
Chile	12,317	12,227	12,317	0	0	0	0
Paraguay	1,782	1,959	1,782	0	0	0	0
Uruguay	710	716	710	0	0	0	0
Colombia	4,622	4,585	4,622	0	0	0	0
Peru	8	8	8	0	0	0	0
Germany	23	23	23	0	0	0	0
Corporate debt securities	112,936	109,169	108,685	637	402	6,784	3,849
Rural product note	5,341	5,122	5,114	62	58	204	169
Real estate receivables certificates	7,312	7,253	7,280	10	11	20	21
Bank deposit certificate	3,217	3,217	3,217	0	0	0	0
Debentures	51,510	47,751	47,607	336	283	6,311	3,620
Eurobonds and other	5,732	5,671	5,704	29	28	0	0
Financial bills	18,514	18,517	18,514	0	0	0	0
Promissory notes	5,311	5,314	5,311	0	0	0	0
Other	15,999	16,324	15,938	200	22	249	39

Total	488,201	481,569	483,745	637	402	7,739	4,054

	12/31/2018
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	4,326	4,335	4,129	—	—	918	197
Government securities	327,720	325,734	327,546	232	174	—	—
Brazilian government	300,172	298,120	299,998	232	174	—	—
Other countries	27,548	27,614	27,548	—	—	—	—
Argentina	1,129	1,121	1,129	—	—	—	—
United States	2,754	2,770	2,754	—	—	—	—
Mexico	2,378	2,378	2,378	—	—	—	—
Italy	115	115	115	—	—	—	—
Spain	2,411	2,411	2,411	—	—	—	—
Korea	1,385	1,385	1,385	—	—	—	—
Chile	8,211	8,204	8,211	—	—	—	—
Paraguay	1,530	1,602	1,530	—	—	—	—
Uruguay	652	656	652	—	—	—	—
Colombia	6,065	6,054	6,065	—	—	—	—
France	891	891	891	—	—	—	—
Germany	22	22	22	—	—	—	—
Other	5	5	5	—	—	—	—
Corporate debt securities	87,206	82,438	82,301	3,908	2,937	4,957	1,968
Rural product note	4,003	3,855	3,848	—	—	326	155
Real estate receivables certificates	10,926	10,419	10,436	55	55	793	435
Bank deposit certificate	2,145	2,145	2,145	0	—	—	—
Debentures	30,950	27,306	27,068	3,323	2,557	3,563	1,325
Eurobonds and other	6,895	6,950	6,895	0	—	—	—
Financial bills	19,724	19,724	19,724	0	—	—	—
Promissory notes	1,490	1,465	1,463	15	15	24	12
Other	11,073	10,574	10,722	515	310	251	41

Total	419,252	412,507	413,976	4,140	3,111	5,875	2,165

Summary of Financial Assets Individually Evaluated Classified by Rating
Other Financial Assets—Internal Classification by Level of Risk

	12/31/2019
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss at fair value (*)	Financial Assets Fair Value Through Other Comprehensive Income	Total
Low	233,011	127,251	321,595	76,660	758,517
Medium	0	3,721	952	0	4,673
High	0	2,147	382	0	2,529

Total	233,011	133,119	322,929	76,660	765,719

%	30.4	17.4	42.2	10.0	100.0

(*)	Includes Derivatives in the amount of R$ 41,854 at 12/31/2019.

	12/31/2018
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss at fair value (*)	Financial Assets Fair Value Through Other Comprehensive Income	Total
Low	306,556	103,157	284,896	49,323	743,932
Medium	—	3,645	1,340	—	4,985
High	—	3,593	410	—	4,003

Total	306,556	110,395	286,646	49,323	752,920

%	40.6	14.7	38.1	6.6	100.0

(*)	Includes Derivatives in the amount of R$ 23,466 at 12/31/2018.

Summary of Collateral for Loans and Financial Lease Operations
Collateral for loans and financial lease operations

	12/31/2019				12/31/2018
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	65,921	170,045	1,997	1,867	57,842	145,775	1,054	993
Personal (1)	978	2,982	857	819	643	1,949	753	711
Vehicles (2)	17,720	37,355	1,102	1,020	15,173	35,266	298	280
Mortgage loans (3)	47,223	129,708	38	28	42,026	108,560	3	2
Very small, small and middle-market companies and corporates (4)	115,608	311,043	11,097	6,142	112,508	293,724	13,870	10,267
Foreign loans - Latin America (4)	123,367	222,300	7,348	2,841	117,094	246,462	11,242	3,758
Total	304,896	703,388	20,442	10,850	287,444	685,961	26,166	15,018

(1)	In general requires financial collaterals.
(2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
(3)	Properties themselves are pledged as collateral.
(4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and others).

Summary of VaR Total - Historical Simulation

	VaR Total (Historical Simulation) (Reais million)
	12/31/2019 (*)				12/31/2018 (*)
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total
VaR by risk factor group
Interest rates	815.7	651.6	959.7	813.1	851.4	720.0	1,042.9	898.4
Currencies	27.6	10.9	59.2	10.9	24.7	12.7	45.2	37.3
Shares	30.2	13.5	57.4	29.4	39.2	23.6	58.5	50.1
Commodities	1.8	0.5	4.7	1.0	1.6	0.6	3.1	1.0
Effect of diversification	0	0	0	(576.1)	—	—	—	(605.3)

Total risk	333.7	208.7	471.9	278.3	399.3	294.7	603.6	381.5

(*)	VaR by Group of Risk Factors considers information from foreign units.

Summary of Position of Accounts Subject to Interest Rate Risk
The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks; it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2019						12/31/2018
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	264,750	382,751	141,277	443,579	203,328	1,435,685	277,165	394,168	100,598	404,069	197,904	1,373,904
Compulsory deposits in the Central Bank of Brazil	86,836	0	0	0	0	86,836	88,549	—	—	—	—	88,549
At amortized cost	135,190	354,893	102,649	244,862	111,666	949,260	163,574	367,544	78,314	219,186	120,768	949,386
Interbank deposits	23,337	4,448	3,290	3,474	32	34,581	19,181	4,815	1,730	688	—	26,414
Securities purchased under agreements to resell	22,617	175,643	0	0	162	198,422	64,677	215,352	—	12	91	280,132
Securities	1,290	13,659	14,817	56,178	44,522	130,466	1,007	7,320	5,792	50,969	41,661	106,749
Loan and lease operations	87,946	161,143	84,542	185,210	66,950	585,791	78,709	140,057	70,792	167,517	79,016	536,091
At fair value through other comprehensive income	2,464	4,524	3,284	46,456	19,932	76,660	1,915	4,743	4,026	21,649	16,990	49,323
At fair value through profit and loss	40,260	23,334	35,344	152,261	71,730	322,929	23,127	21,881	18,258	163,234	60,146	286,646
Securities	33,262	15,420	32,299	137,612	62,482	281,075	19,140	17,810	15,945	154,171	56,114	263,180
Derivatives	6,998	7,914	3,045	14,649	9,248	41,854	3,987	4,071	2,313	9,063	4,032	23,466
Financial liabilities	517,305	113,511	72,484	305,933	84,995	1,094,228	514,263	89,354	70,062	319,392	60,367	1,053,438
At amortized cost	510,642	104,398	69,362	284,946	76,851	1,046,199	511,091	85,271	67,227	304,939	57,199	1,025,727
Deposits	272,447	38,873	22,877	154,032	18,831	507,060	248,913	36,856	22,063	146,288	9,304	463,424
Securities sold under repurchase agreements	218,055	4,121	1,700	13,309	19,398	256,583	254,052	9,713	7,756	40,877	17,839	330,237
Interbank market funds	19,086	51,776	39,155	63,180	1,665	174,862	7,438	33,869	31,869	58,375	3,119	134,670
Institutional market funds	600	8,472	4,763	53,452	36,957	104,244	314	3,631	4,579	58,513	26,937	93,974
Capitalization plans	454	1,156	867	973	0	3,450	374	1,202	960	886	—	3,422
At fair value through profit and loss	6,663	9,113	3,122	20,987	8,144	48,029	3,172	4,083	2,835	14,453	3,168	27,711
Derivatives	6,653	9,100	3,096	20,906	8,073	47,828	3,168	4,070	2,815	14,360	3,106	27,519
Structured notes Difference assets / liabilities (*)	10 (252,555)	13 269,240	26 68,793	81 137,646	71 118,333	201 341,457	4 (237,098)	13 304,814	20 30,536	93 84,677	62 137,537	192 320,466
Cumulative difference	(252,555)	16,685	85,478	223,124	341,457		(237,098)	67,716	98,252	182,929	320,466
Ratio of cumulative difference to total interest-bearing assets	(17.6%)	1.2%	6.0%	15.5%	23.8%		(17.3%)	4.9%	7.2%	13.3%	23.3%

(*)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

Summary of Funding from Customers

Funding from customers	12/31/2019			12/31/2018
	0-30 days	Total	%	0-30 days	Total	%
Deposits	272,447	507,060	0	248,913	463,424	—
Demand deposits	82,306	82,306	11.5	72,581	72,581	11.2
Savings deposits	144,558	144,558	20.2	136,865	136,865	21.2
Time deposits	44,855	277,166	38.8	37,784	251,300	38.9
Other	728	3,030	0.4	1,683	2,678	0.4
Proceeds of acceptances and securities issues (1)	4,293	143,569	20.1	2,285	111,566	17.3
Funds from own issue (2)	235	5,258	0.7	1,831	21,417	3.3
Subordinated debt	2	59,462	8.3	2	49,313	7.6
Total	276,977	715,349	100.0	253,031	645,720	100.0

(1)
Includes mortgage notes, guaranteed real estate credit bills, agribusiness, financial recorded in interbank markets funds and Obligations on the issue of debentures, Securities abroad and strutured operations certificates recorded in Institutional Markets Funds.

(2)	Refer to deposits received under securities repurchase agreements with securities from own issue.

Summary of Liquidity Indicators
The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2019	12/31/2018
	%	%
Net assets (1) / customers funds within 30 days (2)	62.4	62.7
Net assets (1) / total customers funds (3)	24.2	24.6
Net assets (1) / total financial assets (4)	16.6	15.8

(1)
Net assets (present value): Cash and cash equivalents, Securities purchased under agreements to resell – Funded position and Government securities—available. Detailed in the table Non discounted future flows – Financial assets;

(2)	Table Funding from customers table (Total Funding from customers 0-30 days);
(3)	Table funding from customers (Total funding from customers);
(4)	Detailed in the table Non discounted future flows – Financial assets, total present value regards R$ 1,040,865 (R$ 1,001,240 at 12/31/2018).

Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows
Assets and liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2019					12/31/2018
Financial assets (1)	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total
Cash and cash equivalents	30,367	0	0	0	30,367	37,159	—	—	—	37,159
Interbank investments	69,756	151,497	1,444	1,191	223,888	115,278	182,606	468	322	298,674
Securities purchased under agreements to resell—Collateral held (2)	26,797	0	0	0	26,797	45,335	—	—	—	45,335
Securities purchased under agreements to resell—Collateral repledge	17,871	144,234	0	0	162,105	50,741	175,857	—	10	226,608
Interbank deposits (4)	25,088	7,263	1,444	1,191	34,986	19,202	6,749	468	312	26,731
Securities	131,195	17,669	19,846	108,011	276,721	82,144	17,255	17,853	98,531	215,783
Government securities—available	111,487	300	302	4,763	116,852	72,026	292	292	5,315	77,925
Government securities—under repurchase commitments	7,744	6,616	12,445	25,366	52,171	52	6,321	12,671	32,811	51,855
Private securities—available	11,964	10,181	4,967	56,839	83,951	10,066	9,406	4,185	49,003	72,660
Private securities—under repurchase commitments	0	572	2,132	21,043	23,747	—	1,236	705	11,402	13,343
Derivative financial instruments - Net position	6,998	10,959	5,355	18,542	41,854	3,987	6,384	4,069	9,026	23,466
Swaps	107	4,039	4,464	17,848	26,458	705	1,139	2,894	8,355	13,093
Options	4,696	3,043	500	217	8,456	1,167	1,890	975	183	4,215
Forwards (onshore)	940	1,207	15	0	2,162	893	942	—	—	1,835
Other derivatives financial instruments	1,255	2,670	376	477	4,778	1,222	2,413	200	488	4,323
Loans and financial operations (3)	63,401	197,090	93,203	236,982	590,676	68,829	166,503	88,138	241,919	565,389

Total financial assets	301,717	377,215	119,848	364,726	1,163,506	307,397	372,748	110,528	349,798	1,140,471

(1)
The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 91,248 (R$ 94,148 at 12/31/2018), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 26.

(2)	Net of R$ 8,544 (R$ 5,120 at 12/31/2018) which securities are linked to guarantee transactions at B3 S.A. - Brasil, Bolsa, Balcão and the BACEN.
(3)	Net of payment to merchants of R$ 69,050 (R$ 60,504 at 12/31/2018) and the amount of liabilities from transactions related to credit assignments R$ 2,451 (R$ 3,993 at 12/31/2018).
(4)	Includes R$ 18,938 (R$ 15,886 at 12/31/2018) related to Compulsory Deposits with Central Banks of other countries.

Undiscounted future flows, except for derivatives which are fair value	12/31/2019					12/31/2018
Financial liabilities	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total
Deposits	266,690	69,367	20,555	211,531	568,143	246,729	62,909	16,674	191,131	517,443
Demand deposits	82,306	0	0	0	82,306	72,581	—	—	—	72,581
Savings deposits	144,558	0	0	0	144,558	136,865	—	—	—	136,865
Time deposit	37,570	68,757	20,502	211,395	338,224	35,450	62,185	16,647	190,984	305,266
Interbank deposits	2,247	610	53	136	3,046	1,830	724	27	147	2,728
Other deposits	9	0	0	0	9	3	—	—	—	3
Compulsory deposits	(38,576)	(14,067)	(4,110)	(34,495)	(91,248)	(39,116)	(15,228)	(3,831)	(35,973)	(94,148)
Demand deposits	(4,412)	0	0	0	(4,412)	(5,600)	—	—	—	(5,600)
Savings deposits	(26,234)	0	0	0	(26,234)	(24,695)	—	—	—	(24,695)
Time deposit	(7,930)	(14,067)	(4,110)	(34,495)	(60,602)	(8,821)	(15,228)	(3,831)	(35,973)	(63,853)
Securities sold under repurchase agreements (1)	246,499	6,509	5,218	17,585	275,811	275,395	16,557	10,933	42,349	345,234
Government securities	200,499	344	1,720	17,553	220,116	232,776	2,856	7,353	38,752	281,737
Private securities	17,978	2,810	3,498	32	24,318	10,910	13,701	3,580	3,597	31,788
Foreign	28,022	3,355	0	0	31,377	31,709	—	—	—	31,709
Proceeds of acceptances and securities issues (2)	4,335	47,697	39,505	67,435	158,972	2,189	32,950	39,077	53,626	127,842
Loans and onlending obligations (3)	6,368	65,182	6,259	7,462	85,271	6,304	45,668	11,541	11,840	75,353
Subordinated debt (4)	251	6,594	11,794	53,745	72,384	154	2,658	6,264	52,453	61,529
Derivative financial instruments—Net position	6,653	12,196	9,458	19,521	47,828	3,168	6,885	5,672	11,794	27,519
Swaps	326	5,218	8,349	19,034	32,927	923	3,018	4,687	10,888	19,516
Option	3,668	4,567	571	255	9,061	883	1,935	823	288	3,929
Forward (onshore)	753	1	0	0	754	470	—	—	—	470
Other derivative financial instruments	1,906	2,410	538	232	5,086	892	1,932	162	618	3,604

Total financial liabilities	492,220	193,478	88,679	342,784	1,117,161	494,823	152,399	86,330	327,220	1,060,772

(1)	Includes own and third parties’ portfolios.
(2)
Includes mortgage notes, Guaranteed real estate notes, agribusiness, financial recorded in interbank market funds and Obligations on issue of debentures, Securities abroad and Structured Transactions certificates recorded in institutional markets funds.

(3)	Recorded in funds from interbank markets.
(4)	Recorded in funds from institutional markets.

Summary of Off Balance Commitments

	12/31/2019					12/31/2018
Off balance commitments	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total
Financial Guarantees	1,286	19,447	9,359	36,628	66,720	1,305	17,314	5,509	41,977	66,105
Commitments to be released	125,664	22,818	7,064	149,876	305,422	110,909	25,977	5,796	130,161	272,843
Letters of credit to be released	15,013	0	0	0	15,013	10,747	—	—	—	10,747
Contractual commitments—Fixed and Intangible assets (Notes 13 and 14)	0	273	0	0	273	—	405	273	—	678

Total	141,963	42,538	16,423	186,504	387,428	122,961	43,696	11,578	172,138	350,373

Summary of Composition of the Referential Equity
Composition of Reference Equity

	12/31/2019	12/31/2018
Stockholders’ equity attributable to controlling interests	131,987	131,757
Non-controlling interests	11,110	12,276
Change in interest in subsidiaries in a capital transaction	259	98
Consolidated Stockholders’ Equity (BACEN)	143,356	144,131

Common Equity Tier I Prudential Adjustments	(26,028)	(20,773)
Common Equity Tier I	117,328	123,358

Instruments Eligible to Comprise Additional Tier I	11,266	7,701
Additional Tier I Prudential Adjustments	102	95
Additional Tier I Capital	11,368	7,796

Tier I (Common Equity Tier I + Additional Tier I Capital)	128,696	131,154

Instruments Eligible to Comprise Tier II	11,833	15,778
Tier II Prudential Adjustments	67	96
Tier II	11,900	15,874

Referential Equity (Tier I + Tier II)	140,596	147,028

Summary of Subordinated Debt

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	Account balance 12/31/2019
Subordinated financial bills—BRL
	1	2012	2020	111% of CDI	2
	20			IPCA + 6% to 6.17%	49
	6	2011	2021	109.25% to 110.5% of CDI	14
	2,307	2012	2022	IPCA + 5.15% to 5.83%	4,994
	20			IGPM + 4.63%	30
	2,354			Total	5,089
Subordinated euronotes—USD
	990	2010	2020	6.20%	4,041
	1,000	2010	2021	5.75%	4,152
	730	2011	2021	5.75% to 6.20%	2,952
	550	2012	2021	6.20%	2,218
	2,600	2012	2022	5.50% to 5.65%	10,673
	1,851	2012	2023	5.13%	7,502
	7,721			Total	31,538
Total					36,627

Summary of Implementation of Basel III Rules
Schedule for Basel III implementation

	As From January 1 st ,
	2018	2019 (1)
Common Equity Tier I	4.5%	4.5%
Tier I	6.0%	6.0%
Total Capital	8.625%	8.0%
Additional Capital Buffers (ACP)	2.375%	3.5%
Conservation	1.875%	2.5%
Countercyclical (2)	0%	0%
Systemic (3)	0.5%	1.0%
Common Equity Tier I + ACP	6.875%	8.0%
Total Capital + ACP	11.0%	11.5%
Prudential Adjustments Deductions	100%	100%

(1)	Requirements in force as from January 1 st , 2019.
(2)
ACP
Countercyclical
is triggered during the credit cycle expansion phase. Additionally, in the event of an increase of countercyclical additional, the new percentage will be in effect only twelve months after it is announced.

(3)	The calculation of ACP Systemic associates the systemic importance, represented by the institution’s total exposure, to Gross Domestic Product (GDP).

Summary of Assessing Minimum Capital Requirements

	12/31/2019	12/31/2018
Credit risk (RWA CPAD ) (1)	784,730	714,969
Market risk (RWA MINT ) (2)	25,002	30,270
Operating risk (RWAP OPAD ) (3)	81,568	72,833

Total risk-weighted assets	891,300	818,072

(1)	Portion related to exposures to credit risk, calculated using the standardized approach;
(2)	Portion related to capital required for market risk, composed of the maximum between the internal model and 80% of the standardized model, regulated by BACEN Circulars 3,646 and 3,674;
(3)	Portion related to capital required for operational risk, calculated based on the standardized approach.

Summary of Breakdown of Risk Weighted Assets for Credit Risk (RWACPAD)
Breakdown of Credit Risk Weighted by Credit Risk (RWA
CPAD
)

	12/31/2019	12/31/2018
Credit Risk Weighted Assets (RWA CPAD )	784,730	714,969
Marketable securities	54,715	40,276
Loan Operations—Retail	139,522	124,356
Loan Operations—Non-Retail	274,324	256,958
Joint Liabilities—Retail	150	140
Joint Liabilities—Non-Retail	45,657	43,288
Loan Commitments—Retail	37,700	33,871
Loan Commitments—Non-Retail	11,138	10,673
Derivatives – Future potential gain	4,787	4,193
Intermediation	2,422	3,330
Other exposures	214,315	197,884

	12/31/2019				12/31/2018
	Amount		Ratio		Amount		Ratio
	Required	Current	Required	Current	Required	Current	Required	Current
Common Equity Tier I	40,108	117,328	4.5%	13.2%	36,813	123,358	4.5%	15.1%
Additional Tier I Capital	0	11,368	0	0	—	7,796	—	—
Tier I (Common Equity Tier I + Additional Tier I Capital)	53,478	128,696	6.0%	14.4%	49,084	131,154	6.0%	16.0%
Tier II	0	11,900	0	0	—	15,874	—	—
Referential Equity (Tier I + Tier II)	71,304	140,596	8.0%	15.8%	70,559	147,028	8.625%	18.0%

Amount Required for Additional Capital Buffers (ACP)	31,195		3.5%		19,429		2.375%

Summary of Breakdown of Risk-Weighted Assets of Market Risk (RWAMINT)

	12/31/2019	12/31/2018
Market Risk Weighted Assets—Standard Aproach (RWA MPAD )	28,328	37,838
Operations subject to interest rate variations	24,724	30,286
Fixed rate denominated in reais	5,273	2,026
Foreign exchange coupons	13,118	19,633
Price index coupon	6,333	8,627
Operations subject to commodity price variation	1,087	389
Operations subject to stock price variation	1,162	362
Operations subject to risk exposures in gold, foreign currency and foreign exchange variation	1,355	6,801
Minimum Market Risk Weighted Assets—Standard Aproach (RWA MPAD ) (*) (a)	22,663	30,270
Market Risk Weighted Assets calculated based on internal methodology (b)	25,002	22,871
Reduction of Market Risk Weighted Assets due to Internal Models Aproach	(3,327)	(7,568)
Market Risk Weighted Assets (RWA MINT )—maximum of (a) and (b)	25,002	30,270

(*)	Calculated based on internal models, with maximum saving possibility of 20% of the standard model.

Summary of Composition of the Operational Risk Weighted Assets (RWAOPAD)

Operating Risk-Weighted Assets (RWA OPAD )	12/31/2019	12/31/2018
	81,568	72,833

Retail	14,005	12,822
Commercial	27,536	26,214
Corporate finance	2,746	2,697
Negotiation and sales	15,430	11,736
Payments and settlement	8,802	8,282
Financial agent services	4,641	4,343
Asset management	8,101	6,715
Retail brokerage	307	24

Summary of Sensitivity Analysis Impact in Results and Stockholder's Equity

Sensitivity Test	Impact in Results and Stockholders’ Equity (1)
	12/31/2019 (2)		12/31/2018
	Private Pension	Insurance	Private Pension	Insurance
Mortality Rates
5% increase	25	0	15	(1)
5% decrease	(37)	(1)	(16)	(1)
Risk-free Interest Rates
0.1% increase	61	12	30	8
0.1% decrease	(63)	(12)	(44)	(8)
Conversion in Income Rates
5% increase	20	0	(14)	—
5% decrease	(21)	0	14	—
Claims
5% increase	0	(47)	—	(37)
5% decrease	0	47	—	37

(1)	Amounts net of tax effects.
(2)	The amounts shown in the tables express the position at 12/31/2019, since the actuarial calculations are made on a half-yearly basis.

Summary of Risks of Insurance and Private Pension

	01/01 to 12/31/2019			01/01 to 12/31/2018			01/01 to 12/31/2017
	Insurance	Retained	Retention	Insurance	Retained	Retention	Insurance	Retained	Retention
	premiums	premium	(%)	premiums	premium	(%)	premiums	premium	(%)
Property and casualty
Mandatory personal injury caused by
motor vehicle	0	0	0.0	—	—	0.0	24	24	100.0
Individuals
Group accident insurance	867	867	100.0	690	689	99.9	667	666	99.8
Individual accident	222	222	100.0	275	280	101.8	290	289	99.8
Credit life	948	946	99.8	881	879	99.8	623	621	99.7
Group life	948	947	99.9	934	937	100.3	1,001	990	98.9

Summary of Liquidity Risk

		12/31/2019			12/31/2018
Liabilities	Assets	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)
Insurance operations	Backing asset
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	2,343	59.1	22.9	2,111	56.7	12.6
IBNR, PDR e PSL	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	875	49.9	29.0	927	48.0	18.5
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	13	7.9	22.9	13	14.9	12.5
Mathematical reserve for benefits to be granted and benefits granted	LFT, repurchase agreements, NTN-B, NTN-C, debentures	205	16.9	2.6	194	19.7	2.3
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	2	222.4	22.9	2	218.0	12.5
Other provisions	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	250	6.9	104.5	562	99.2	32.3
Subtotal	Subtotal	3,688	0	0	3,809
Pension plan, VGBL and individual life operations
Related expenses	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	89	126.2	82.6	98	128.4	75.9
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB and debentures	13	11.1	20.8	13	15.4	11.0
Unsettled claims	LFT, repurchase agreements, NTN-B, CDB and debentures	48	11.1	20.8	43	15.4	11.0
IBNR	LFT, repurchase agreements, NTN-B, CDB and debentures	22	11.1	20.8	25	15.4	11.0
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB and debentures	318	11.1	20.8	297	15.4	11.0
Mathematical reserve for benefits granted	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures	2,781	126.2	82.8	2,808	120.4	71.4
Mathematical reserve for benefits to be granted – PGBL/ VGBL	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and
	debentures (3)	204,392	180.6	57.0	187,908	182.0	28.2
Mathematical reserve for benefits to be granted – traditional	LFT, repurchase agreements, NTN-B, NTN-C, debentures	5,099	199.8	110.1	4,633	209.0	91.7
Other provisions	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	1,273	199.7	110.1	948	165.5	91.7
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	611	199.8	110.1	605	208.8	91.5
Subtotal	Subtotal	214,646	0	0	197,378
Total technical reserves	Total backing assets	218,334	0	0	201,187

(1)	Gross amounts of Credit Rights, Escrow Deposits and Reinsurance.
(2)	DU = Duration in months.
(3)	Excluding PGBL / VGBL reserves allocated in variable income.

Summary of Risk Level of Financial Assets
The table below shows insurance financial assets, individually evaluated, classified by rating:

	12/31/2019
	Financial Assets at Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Total
Low	3,027	31,342	197,940	232,309
Medium	0	0	2	2
High	0	0	0	0

Total	3,027	31,342	197,942	232,311

%	1.3	13.5	85.2	100.0

(*)	Includes Derivatives in the amount of R$ 960.

	12/31/2018
	Financial Assets at Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Total
Low	8,247	28,969	179,311	216,527
Medium	—	—	2	2
High	—	—	—	—

Total	8,247	28,969	179,313	216,529

%	3.8	13.4	82.8	100.0

(*)	Includes Derivatives in the amount of R$ 449.